Debt - Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Contractual coupon interest			$ 4,025	$ 4,657	$ 5,704
Accretion of debt discount			6,552	8,007	10,492
Amortization of debt issuance costs			1,126	895	590
Loss on debt extinguishment	$ 4,300	$ 18,900	0	23,203	325
Interest and Other Expense, Total			$ 11,703	$ 36,762	$ 17,111